OPERATING PROFIT - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,565.0	$ 1,562.0	$ 1,392.0
Social security costs	215.0	223.0	190.0
Pension costs (including retirement healthcare	88.0	93.0	78.0
Share-based payments	40.0	41.0	26.0
Staff costs	$ 1,908.0	$ 1,919.0	$ 1,686.0
Average number of employees | employee	19,094	18,976	18,581
Audit services:
Group accounts	$ 7.2	$ 5.5	$ 5.0
Local statutory audit pursuant to legislation	2.2	2.0	2.0
Audit related services	0.4	0.1	0.4
Total auditor's remuneration	9.8	7.6	7.4
Expense of restructuring activities	168.0	113.0	124.0
United Kingdom
Audit services:
Total auditor's remuneration	5.3	3.5	3.6
Outside the UK
Audit services:
Total auditor's remuneration	$ 4.5	$ 4.1	$ 3.8